Long Term Loan	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
LONG TERM LOAN

NOTE 15–LONG TERM LOAN

	December 31, 2022	December 31, 2021
Long-term loans
Jiangsu Yuantong Municipal Projects Construction Co., Ltd. (1)	$1,160,000	$-
Total	$1,160,000	$-

(1)	In October 11 2022 REIT Construction entered into a third-party loan agreement with Jiangsu Yuantong Municipal Projects Construction Co., Ltd to borrow approximately $1.1 million (RMB 8 million) as working capital loan for two years. The loan was from October 11, 2022 to October 10, 2024 and interest-free.

For the years ended December 31, 2022, 2021 and 2020 interest on the Company’s long-term loans amounted to $nil, $nil and $ $90,074, respectively.